Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	¥ 672,305	¥ 583,125
Accumulated depreciation and amortization	(248,017)	(158,129)
Net carrying amounts	424,288	424,996
Depreciation and amortization expense	82,795	80,463	¥ 41,691
Impairment loss	0	63,211	106,501
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	539,553	472,872
Impairment loss	0	3,165	¥ 36,512
Vehicles
Property, Plant and Equipment [Line Items]
Cost	18,089	23,219
Tools, furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	¥ 114,663	¥ 87,034